INCOME TAXES - Summary of Components of Income Tax Expense (Benefit) As follows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current year	$ (4,028)	$ (2,506)	$ (329)
Other taxes	0	(494)	(6)
True up adjustments for taxes for prior years	(210)	25,280	8,019
Total current tax income	(4,238)	22,280	7,684
Deferred tax
True up adjustments for taxes for prior years	1,164	1,095	0
Relating to origination and reversal of temporary differences	(586)	(2,954)	73
Relating to changes in tax rates	(3,855)	0	0
Total deferred tax	(3,277)	(1,859)	73
Total tax income recognized in consolidated statement of profit or loss	$ (7,515)	$ 20,421	$ 7,757